SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Authorized Capital (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
Common Stock, value, authorized	$ 10,000,000	$ 10,000,000	$ 7,500,000
Common stock, shares, authorized (in shares)	200,000,000		150,000,000
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05